Quarterly Holdings Report
for
Fidelity® Disruptive Technology ETF
August 31, 2024
DRT-NPRT1-1024
1.9907235.101
Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 18.0%
Entertainment - 7.6%
Netflix, Inc. (a)	8,802	6,173,283
Sea Ltd. ADR Class A (a)	38,203	2,991,677
Spotify Technology SA (a)	3,890	1,333,803
Universal Music Group NV	48,518	1,267,319
		11,766,082
Interactive Media & Services - 9.4%
Alphabet, Inc. Class C	36,168	5,971,698
Meta Platforms, Inc. Class A	13,669	7,125,786
Snap, Inc. Class A (a)	146,652	1,369,730
		14,467,214
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	7,912	1,572,273
TOTAL COMMUNICATION SERVICES		27,805,569
CONSUMER DISCRETIONARY - 5.9%
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	33,403	5,962,436
Global-e Online Ltd. (a)	24,696	850,036
PDD Holdings, Inc. ADR (a)	15,920	1,530,071
		8,342,543
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. Class A (a)	6,801	797,825
TOTAL CONSUMER DISCRETIONARY		9,140,368
FINANCIALS - 1.8%
Financial Services - 1.8%
Adyen BV (a)(b)	886	1,301,602
Block, Inc. Class A (a)	20,812	1,375,257
		2,676,859
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 2.4%
Hoya Corp.	26,500	3,733,275
INDUSTRIALS - 1.1%
Ground Transportation - 1.1%
Uber Technologies, Inc. (a)	22,821	1,668,900
INFORMATION TECHNOLOGY - 70.8%
IT Services - 5.3%
Accenture PLC Class A	5,398	1,845,846
MongoDB, Inc. Class A (a)	6,129	1,782,252
Shopify, Inc. Class A (a)	42,338	3,135,976
Snowflake, Inc. Class A (a)	12,966	1,481,106
		8,245,180
Semiconductors & Semiconductor Equipment - 28.9%
Advantest Corp.	77,491	3,520,198
ASML Holding NV (Netherlands)	6,996	6,279,503
BE Semiconductor Industries NV	13,575	1,767,684
Infineon Technologies AG	50,300	1,834,853
Marvell Technology, Inc.	71,238	5,431,185
Micron Technology, Inc.	20,980	2,019,115
NVIDIA Corp.	94,170	11,241,074
ON Semiconductor Corp. (a)	42,016	3,271,786
SolarEdge Technologies, Inc. (a)(c)	39,741	966,899
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	48,606	8,345,650
		44,677,947
Software - 32.8%
Adobe, Inc. (a)	11,721	6,732,660
Atlassian Corp. PLC Class A, (a)	10,763	1,782,353
Confluent, Inc. Class A (a)	72,208	1,532,254
Crowdstrike Holdings, Inc. Class A (a)	6,102	1,691,963
Datadog, Inc. Class A (a)	27,983	3,253,304
HubSpot, Inc. (a)	6,518	3,252,938
Intuit, Inc.	5,290	3,334,075
Microsoft Corp.	18,316	7,640,336
Palo Alto Networks, Inc. (a)	10,134	3,675,804
Salesforce, Inc.	27,550	6,967,395
SAP SE	18,800	4,108,922
Synopsys, Inc. (a)	6,740	3,501,969
Workday, Inc. Class A (a)	11,846	3,117,749
		50,591,722
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	9,692	2,219,468
Samsung Electronics Co. Ltd.	65,650	3,647,031
		5,866,499
TOTAL INFORMATION TECHNOLOGY		109,381,348
TOTAL COMMON STOCKS (Cost $117,572,539)		154,406,319

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	225,958	226,003
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	1,012,249	1,012,350
TOTAL MONEY MARKET FUNDS (Cost $1,238,353)		1,238,353

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $118,810,892)	155,644,672
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,166,682)
NET ASSETS - 100.0%	154,477,990

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,301,602 or 0.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	385,903	5,361,524	5,521,430	7,415	6	-	226,003	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,251,475	10,580,989	10,820,114	128	-	-	1,012,350	0.0%
Total	1,637,378	15,942,513	16,341,544	7,543	6	-	1,238,353

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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